Interest Rate Benchmark Reform - Amounts Affected by IBOR Reform (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets
Derivative financial instruments	£ 1,720	£ 3,451
Other financial assets at fair value through profit or loss	676	834
Financial assets at amortised cost	506	1,163
Financial assets at fair value through comprehensive income	5,851	8,950
Total assets	293,676	299,064	£ 288,488
Liabilities
Derivative financial instruments	1,019	1,920
Other financial liabilities at fair value through profit or loss	803	1,434
Total liabilities	277,298	282,819	£ 272,147
GBP LIBOR
Assets
Derivative financial instruments	0	33,857
Other financial assets at fair value through profit or loss	8	968
Financial assets at amortised cost	1,373	15,062
Financial assets at fair value through comprehensive income		428
Total assets	1,381	50,315
Liabilities
Derivative financial instruments	338	35,312
Other financial liabilities at fair value through profit or loss	0	1,128
Financial liabilities at amortised cost	34	2,354
Total liabilities	372	38,794
Off-balance sheet commitments given	338	11,405
USD LIBOR
Assets
Derivative financial instruments	1,648	4,844
Other financial assets at fair value through profit or loss	0	22
Financial assets at amortised cost	81	1,191
Financial assets at fair value through comprehensive income		0
Total assets	1,729	6,057
Liabilities
Derivative financial instruments	1,975	5,381
Other financial liabilities at fair value through profit or loss	5	69
Financial liabilities at amortised cost	2,401	3,515
Total liabilities	4,381	8,965
Off-balance sheet commitments given	59	2,126
Other
Assets
Derivative financial instruments	0	2,149
Other financial assets at fair value through profit or loss	0	0
Financial assets at amortised cost	1	90
Financial assets at fair value through comprehensive income		0
Total assets	1	2,239
Liabilities
Derivative financial instruments	0	88
Other financial liabilities at fair value through profit or loss	0	0
Financial liabilities at amortised cost	0	0
Total liabilities	0	88
Off-balance sheet commitments given	0	573
Total
Assets
Derivative financial instruments	1,648	40,850
Other financial assets at fair value through profit or loss	8	990
Financial assets at amortised cost	1,455	16,343
Financial assets at fair value through comprehensive income		428
Total assets	3,111	58,611
Liabilities
Derivative financial instruments	2,313	40,781
Other financial liabilities at fair value through profit or loss	5	1,197
Financial liabilities at amortised cost	2,435	5,869
Total liabilities	4,753	47,847
Off-balance sheet commitments given	£ 397	£ 14,104